Subsequent Event	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Event
21.	SUBSEQUENT EVENT
On March 15, 2024, the Company announced it had closed its previously announced overnight marketed public offering (the “Offering”) of common shares of the Company (the “Shares”). Pursuant to the Offering, Eupraxia issued 8,260,435 Shares at a price of C$4.10 per Share for gross proceeds of $25,026,073 (CDN$33,867,784
), which includes the issuance of
943,435 Shares upon exercise of the over-allotment option.